NOTES PAYABLE - RELATED PARTIES	9 Months Ended
Dec. 31, 2022
Notes Payable - Related Parties
NOTES PAYABLE - RELATED PARTIES	NOTE 8: NOTES PAYABLE - RELATED PARTIES The Company borrowed $512,000 from related parties that were repaid within a few weeks in the nine months ended December 31, 2022.